Partners' Capital (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock Number Of Shares Par Value And Other Disclosures [Abstract]
Distributions to Vornado					$ 547,831	$ 545,913	$ 699,318
Quarterly Common Distributions (in USD)	$ 0.73	$ 0.73	$ 0.73	$ 0.73
Details Of Preferred Shares Of Beneficial Interest [Abstract]
Preferred Stock, Value	1,277,026				1,277,026	1,277,225
Preferred shares of beneficial interest: outstanding shares	52,678,939				52,678,939	52,682,807
General Partners Capital Account	8,157,544				8,157,544	8,428,534
Accumulated Other Comprehensive Income Loss Net Of Tax	93,267				93,267	71,537
Class A Units Owned By Vornado [Member]
Common Stock Number Of Shares Par Value And Other Disclosures [Abstract]
Redeemable noncontrolling interests units outstanding, Class A units	187,887,498				187,887,498
Capital Unit, Class A [Member]
Details Of Preferred Shares Of Beneficial Interest [Abstract]
General Partners' Capital Account, Units Outstanding (in shares)	11,356,550				11,356,550
Series A Preferred Stock [Member] | Convertible Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock Dividend Rate Percentage					6.50%
Details Of Preferred Shares Of Beneficial Interest [Abstract]
General Partners Capital Account	1,393				1,393	1,592
General Partners' Capital Account, Units Outstanding (in shares)	28,939				28,939	32,807
Per Unit Liquidation Preference (in dollars per share)	$ 50.00				$ 50.00
Annual Distribution Rate (in dollars per share)					$ 3.25
General Partners' Capital Account, Units Authorized (in shares)	83,977				83,977	83,977
Conversion rate of Class A units per Series A Preferred unit	1.4334				1.4334
Series G Preferred Stock [Member] | Redeemable Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock Dividend Rate Percentage					6.625%
Preferred Stock Redemption Price Per Share	$ 25.00				$ 25.00
Details Of Preferred Shares Of Beneficial Interest [Abstract]
General Partners Capital Account	193,135				193,135	193,135
General Partners' Capital Account, Units Outstanding (in shares)	8,000,000				8,000,000	8,000,000
Per Unit Liquidation Preference (in dollars per share)	$ 25.00				$ 25.00
Annual Distribution Rate (in dollars per share)					$ 1.65625
General Partners' Capital Account, Units Authorized (in shares)	8,000,000				8,000,000	8,000,000
Series I Preferred Stock [Member] | Redeemable Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock Dividend Rate Percentage					6.625%
Preferred Stock Redemption Price Per Share	$ 25.00				$ 25.00
Details Of Preferred Shares Of Beneficial Interest [Abstract]
General Partners Capital Account	262,379				262,379	262,379
General Partners' Capital Account, Units Outstanding (in shares)	10,800,000				10,800,000	10,800,000
Per Unit Liquidation Preference (in dollars per share)	$ 25.00				$ 25.00
Annual Distribution Rate (in dollars per share)					$ 1.65625
General Partners' Capital Account, Units Authorized (in shares)	10,800,000				10,800,000	10,800,000
Series J Preferred Stock [Member] | Redeemable Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock Dividend Rate Percentage					6.875%
Preferred Stock Redemption Price Per Share	$ 25.00				$ 25.00
Details Of Preferred Shares Of Beneficial Interest [Abstract]
General Partners Capital Account	238,842				238,842	238,842
General Partners' Capital Account, Units Outstanding (in shares)	9,850,000				9,850,000	9,850,000
Per Unit Liquidation Preference (in dollars per share)	$ 25.00				$ 25.00
Annual Distribution Rate (in dollars per share)					$ 1.71875
General Partners' Capital Account, Units Authorized (in shares)	9,850,000				9,850,000	9,850,000
Series K Preferred Stock [Member] | Redeemable Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock Dividend Rate Percentage					5.70%
Preferred Stock Redemption Price Per Share	$ 25.00				$ 25.00
Details Of Preferred Shares Of Beneficial Interest [Abstract]
General Partners Capital Account	290,971				290,971	290,971
General Partners' Capital Account, Units Outstanding (in shares)	12,000,000				12,000,000	12,000,000
Per Unit Liquidation Preference (in dollars per share)	$ 25.00				$ 25.00
Annual Distribution Rate (in dollars per share)					$ 1.425
General Partners' Capital Account, Units Authorized (in shares)	12,000,000				12,000,000	12,000,000
Series L Preferred Stock [Member] | Redeemable Preferred Stock [Member]
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock Dividend Rate Percentage					5.40%
Preferred Stock Redemption Price Per Share	$ 25.00				$ 25.00
Details Of Preferred Shares Of Beneficial Interest [Abstract]
General Partners Capital Account	$ 290,306				$ 290,306	$ 290,306
General Partners' Capital Account, Units Outstanding (in shares)	12,000,000				12,000,000	12,000,000
Per Unit Liquidation Preference (in dollars per share)	$ 25.00				$ 25.00
Annual Distribution Rate (in dollars per share)					$ 1.35
General Partners' Capital Account, Units Authorized (in shares)	12,000,000				12,000,000	12,000,000